AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.0%
Long-Term Municipal Bonds – 96.4%
New York – 88.8%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$	1,500	$1,512,024
Series 2020 4.00%, 11/01/2045		1,000	824,812
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 01/01/2047		1,000	725,974
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042		2,250	2,317,816
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)		940	914,754
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030		1,110	1,121,262
5.00%, 06/01/2033		1,320	1,332,911
5.00%, 06/01/2034		550	555,179
Build NYC Resource Corp. (Classical Charter School, Inc.) Series 2023 4.75%, 06/15/2058		760	690,472
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)		2,125	2,138,926
5.75%, 06/01/2062(a)		1,905	1,906,912
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052		1,275	1,156,047
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052		250	237,634
5.00%, 07/01/2056		1,410	1,315,357
5.00%, 07/01/2062		6,000	5,520,104
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)		1,500	1,335,332
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052		2,000	2,008,595
5.25%, 07/01/2057		2,000	2,002,589
5.25%, 07/01/2062		1,000	994,928

	Principal Amount (000)		U.S. $ Value

Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	$	2,555	$1,916,250
5.50%, 11/01/2044		1,625	1,218,750
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)		500	440,530
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2051(a)		735	527,285
4.00%, 06/15/2056(a)		700	488,091
Build NYC Resource Corp. (Shefa School) Series 2021-A 5.00%, 06/15/2051(a)		2,000	1,669,900
City of New York NY Series 2015-A 5.00%, 08/01/2025		2,000	2,067,279
Series 2016-B 5.00%, 12/01/2034		2,000	2,084,449
Series 2021 1.396%, 08/01/2027		5,905	5,158,040
Series 2021-D 1.723%, 08/01/2029		3,000	2,504,606
1.823%, 08/01/2030		3,000	2,444,420
Series 2023 5.00%, 08/01/2037		1,500	1,661,031
5.00%, 08/01/2038		1,700	1,869,240
5.00%, 08/01/2043		4,750	5,104,833
Series 2023-C 5.00%, 08/01/2025		1,500	1,549,616
County of Nassau NY Series 2016-C 5.00%, 04/01/2036		5,085	5,236,382
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051		6,400	6,380,079
Series 2020-B 5.918%, 07/01/2039		1,405	1,351,955
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057		5,000	4,764,192
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034		1,845	1,853,941
5.00%, 07/01/2039		1,100	1,099,923
Series 2018 5.00%, 07/01/2048		1,495	1,443,404
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2042		5,000	5,172,311

	Principal Amount (000)		U.S. $ Value

Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024(b) (c) (d) (e)	$	1,000	$200,000
Long Island Power Authority Series 2014-A 5.00%, 09/01/2035		1,000	1,013,378
Series 2015-A 4.14%, 05/01/2033		3,000	3,000,000
Series 2016-B 5.00%, 09/01/2030		5,000	5,251,323
5.00%, 09/01/2033		3,515	3,686,565
Series 2023-E 5.00%, 09/01/2053		5,000	5,315,022
Metropolitan Transportation Authority Series 2014-B 5.00%, 11/15/2044		12,000	12,012,511
Series 2017-C 5.00%, 11/15/2033		5,000	5,263,046
Series 2021 3.981% (SOFR + 0.43%), 11/01/2026(f)		660	654,293
AGM Series 2021 4.101% (SOFR + 0.55%), 11/01/2032(f)		1,000	1,000,252
4.351% (SOFR + 0.80%), 11/01/2032(f)		1,285	1,278,182
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034		10,740	11,356,121
5.25%, 11/15/2035		5,000	5,275,341
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)		2,000	1,891,246
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2017 5.00%, 12/01/2034		1,150	1,175,452
Series 2020 4.00%, 12/01/2035		3,015	2,848,534
4.00%, 12/01/2038		1,200	1,087,924
4.00%, 12/01/2039		1,000	894,773
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040		2,150	1,871,316
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(b) (d)		1,447	432,901
9.00%, 01/01/2041(a) (b) (d)		720	684,000
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043		1,195	1,189,650
5.00%, 07/01/2055		3,250	3,071,841

		Principal Amount (000)	U.S. $ Value

New York City Municipal Water Finance Authority Series 2022-A 5.25%, 06/15/2052	$	10,000	$10,801,207
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035		5,160	5,297,281
Series 2016-S 5.00%, 07/15/2034		1,000	1,037,019
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2016-F 5.00%, 02/01/2032		10,000	10,369,085
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034		9,220	9,418,514
5.00%, 11/15/2035		6,000	6,113,665
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)		2,200	2,097,548
5.375%, 11/15/2040(a)		700	692,589
7.25%, 11/15/2044(a)		730	736,343
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069		7,780	6,978,877
2.80%, 09/15/2069		5,780	5,167,301
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042		3,000	2,296,374
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035		1,310	1,099,658
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)		1,000	995,284
5.00%, 12/01/2033(a)		1,000	993,607
5.00%, 12/01/2037(a)		2,000	1,919,822
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031		3,000	3,057,251
5.00%, 07/01/2033		3,000	3,049,799
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046		375	375,624
5.00%, 07/01/2051		1,200	1,190,024

		Principal Amount (000)	U.S. $ Value

Series 2022-2 5.00%, 07/01/2037	$	200	$206,850
5.00%, 07/01/2042		275	277,915
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032		1,950	1,945,727
5.00%, 08/01/2033		2,000	1,994,018
5.00%, 08/01/2035		1,515	1,495,662
Series 2020 4.00%, 09/01/2037		800	718,921
4.00%, 09/01/2039		1,345	1,181,883
AGM Series 2020 3.00%, 09/01/2050		3,000	2,107,500
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035		2,815	2,907,004
5.00%, 07/01/2036		3,000	3,084,771
New York State Dormitory Authority (New York and Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2036		3,500	3,937,164
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033		5,000	5,100,268
Series 2022 4.25%, 05/01/2052		5,000	4,652,238
New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031		1,000	1,012,126
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030		1,000	1,039,275
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2036		1,115	1,197,491
5.00%, 07/01/2040		1,265	1,332,193
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033		1,000	1,021,898
5.00%, 07/01/2034		1,000	1,021,399
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033		12,095	12,879,391
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047		5,625	5,466,536
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(a)		3,125	2,763,149

		Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2031	$	7,500	$7,640,191
5.00%, 01/01/2032		5,000	5,092,162
Series 2016-A 5.25%, 01/01/2056		2,940	3,010,701
Series 2019-B 4.00%, 01/01/2037		1,575	1,570,391
Series 2019-M 2.90%, 01/01/2035		5,000	4,180,478
New York Transportation Development Corp. (American Airlines, Inc.) Series 2021 2.25%, 08/01/2026		1,230	1,173,679
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030		2,395	2,462,690
5.00%, 01/01/2036		13,850	14,105,803
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046		11,000	9,217,262
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 4.00%, 12/01/2038		1,050	988,613
4.00%, 12/01/2042		1,940	1,760,017
5.00%, 12/01/2025		1,100	1,123,445
5.00%, 12/01/2031		1,150	1,225,514
Series 2022 4.00%, 12/01/2042		2,000	1,814,451
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032		2,000	1,944,986
4.00%, 07/01/2033		2,250	2,180,913
5.00%, 07/01/2034		3,490	3,504,951
5.00%, 07/01/2046		5,015	4,992,353
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)		5,000	4,355,380
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051		2,405	2,628,759
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051		1,400	1,361,868
Series 2022 4.00%, 07/01/2042		525	455,625

		Principal Amount (000)	U.S. $ Value

Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	$	2,005	$1,575,058
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031		5,000	5,034,458
Series 2021-2 4.00%, 07/15/2046		5,000	4,587,329
4.00%, 07/15/2061		11,025	9,633,705
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040		2,600	2,689,043
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031		2,500	2,520,388
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040		1,500	1,426,647
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050		4,935	4,393,737
Town of Oyster Bay NY Series 2021 4.00%, 03/01/2024		850	852,727
Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2036		3,000	3,139,956
Series 2018 5.00%, 11/15/2043		5,000	5,217,138
Series 2020-A 5.00%, 11/15/2054		3,000	3,128,509
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035		3,500	2,703,126
Series 2022 5.00%, 05/15/2041		2,500	2,701,328
5.00%, 05/15/2042		5,150	5,536,551
Series 2022-C 5.00%, 05/15/2047		10,000	10,609,095
Series 2022-E 4.601% (SOFR + 1.05%), 04/01/2026(f)		2,500	2,517,366
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035		1,450	1,543,449
5.00%, 09/01/2036		2,250	2,374,945
5.00%, 09/01/2037		2,000	2,093,954
5.00%, 09/01/2038		1,500	1,563,241
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033		1,000	1,044,709
4.00%, 12/01/2035		1,000	1,027,219

		Principal Amount (000)	U.S. $ Value

TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	$	3,350	$3,118,721
Series 2017-A 5.00%, 06/01/2041		10,850	10,981,895
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037		1,515	1,198,668
5.25%, 09/15/2042		135	103,685
5.25%, 09/15/2047		235	172,190
5.25%, 09/15/2053		505	355,604
Utility Debt Securitization Authority Series 2022 4.421%, 12/15/2025		2,500	2,493,345
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030		120	120,170
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045		2,925	2,443,255
5.00%, 01/01/2051		2,505	2,318,809
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042		1,000	992,295
5.00%, 06/01/2047		1,000	972,829
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046		2,000	1,856,716
Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041		1,830	1,860,851

			471,795,000

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035		280	290,816
Series 2018 7.125%, 09/01/2038(a)		935	1,010,428

			1,301,244

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045		45	43,761

		Principal Amount (000)	U.S. $ Value

Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	$	485	$477,225

			520,986

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037		100	102,729
5.00%, 01/01/2039		100	101,706
5.00%, 01/01/2048		160	160,398
5.00%, 01/01/2056		490	494,973
5.00%, 01/01/2059		170	169,697

			1,029,503

Guam – 2.6%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036		500	393,640
Series 2023 5.25%, 10/01/2031		175	176,435
5.25%, 10/01/2036		585	569,861
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046		1,025	1,025,649
Series 2017 5.00%, 07/01/2034		1,100	1,128,145
5.00%, 07/01/2040		1,375	1,380,710
Guam Power Authority Series 2017-A 5.00%, 10/01/2036		1,000	1,019,865
5.00%, 10/01/2037		1,500	1,520,143
5.00%, 10/01/2038		1,930	1,950,806
Series 2022-A 5.00%, 10/01/2044		1,100	1,106,112
Territory of Guam Series 2019 5.00%, 11/15/2031		105	106,831
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		3,760	3,226,879

			13,605,076

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031		1,710	1,760,727
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037		100	82,408
4.00%, 09/01/2041		115	88,841
5.00%, 09/01/2036		115	108,387
5.00%, 09/01/2038		100	91,779

			2,132,142

	Principal Amount (000)		U.S. $ Value

Indiana – 0.1%
City of Fort Wayne IN 10.75%, 12/01/2029(b) (d)	$	26	$2
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)		775	576,694

			576,696

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044		105	107,197

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)		100	108,526

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)		650	536,014
Series 2019-B 3.70%, 06/01/2039(a)		200	165,490

			701,504

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036		245	250,112

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(b) (d) (e)		105	52,500
7.00%, 12/15/2043(b) (d) (e)		115	57,500

			110,000

Puerto Rico – 2.6%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		101	97,742
Zero Coupon, 07/01/2033		908	551,797
4.00%, 07/01/2033		260	242,750
4.00%, 07/01/2035		9	8,125
4.00%, 07/01/2037		8	6,824
4.00%, 07/01/2041		10	8,916
4.00%, 07/01/2046		211	174,717
5.375%, 07/01/2025		361	367,661
5.625%, 07/01/2027		1,046	1,089,690
5.625%, 07/01/2029		210	221,858

	Principal Amount (000)		U.S. $ Value

5.75%, 07/01/2031	$	115	$124,578
Series 2022-C 0.00%, 11/01/2043		65	33,467
HTA HRRB Custodial Trust Series 2022 5.25%, 07/01/2036		100	100,777
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		795	782,702
5.25%, 07/01/2036		685	690,319
5.25%, 07/01/2041		285	283,154
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)		1,290	1,321,356
5.00%, 07/01/2035(a)		1,295	1,298,620
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		710	705,901
NATL Series 2007-V 5.25%, 07/01/2034		1,000	979,572
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062		910	895,213
Series 2022-B
Zero Coupon, 07/01/2032		325	208,813
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(b) (d)		1,545	1,081,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A
Zero Coupon, 07/01/2029		654	510,855
Series 2019-A 4.329%, 07/01/2040		675	639,237
4.55%, 07/01/2040		73	70,994
5.00%, 07/01/2058		1,160	1,122,770

			13,619,908

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		820	754,542
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037		65	62,024
4.00%, 08/01/2038		130	122,470

			939,036

	Principal Amount (000)		U.S. $ Value

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$	1,455	$1,419,071
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055		100	78,160
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(b) (d) (g)		1,000	650,000

			2,147,231

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)		100	79,024
5.00%, 01/01/2049(a)		105	80,041
5.00%, 01/01/2055(a)		305	224,902

			383,967

Wisconsin – 0.5%
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)		100	99,981
5.00%, 10/01/2025(a)		365	363,993
5.00%, 10/01/2026(a)		390	389,436
5.00%, 10/01/2027(a)		405	405,428
5.00%, 10/01/2028(a)		225	225,691
5.00%, 10/01/2029(a)		100	100,360
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054		100	74,469
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)		1,250	1,089,178

			2,748,536

Total Long-Term Municipal Bonds (cost $548,242,798)			512,076,664

Short-Term Municipal Notes – 2.6%
New York – 2.6%
City of Rochester NY Series 2023-I 4.50%, 08/01/2024		2,000	2,018,349
Corning City School District Series 2023-A 5.00%, 06/21/2024		6,000	6,071,000

	Principal Amount (000)		U.S. $ Value

Greenport Union Free School District Series 2023 5.00%, 06/21/2024	$	3,430	$3,471,399
Town of Oyster Bay NY Series 2023 5.00%, 03/08/2024		2,000	2,017,496

Total Short-Term Municipal Notes (cost $13,578,933)			13,578,244

Total Municipal Obligations (cost $561,821,731)			525,654,908

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023(c) (e) (h) (cost $20,000)		20	20,000

Total Investments – 99.0% (cost $561,841,731)(i)			525,674,908
Other assets less liabilities – 1.0%			5,408,616

Net Assets – 100.0%			$531,083,524

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,910	01/15/2025	2.565%	CPI#	Maturity	$363,336	$—	$363,336
USD	1,955	01/15/2025	2.585%	CPI#	Maturity	180,093	—	180,093
USD	1,955	01/15/2025	2.613%	CPI#	Maturity	177,927	—	177,927
USD	1,290	01/15/2025	4.028%	CPI#	Maturity	42,279	—	42,279
USD	6,900	01/15/2026	CPI#	3.720%	Maturity	(215,631)	—	(215,631)
USD	6,200	01/15/2027	CPI#	3.320%	Maturity	(264,203)	—	(264,203)
USD	6,100	01/15/2027	CPI#	3.466%	Maturity	(205,182)	(5,603)	(199,579)
USD	4,830	01/15/2027	CPI#	3.323%	Maturity	(204,935)	—	(204,935)
USD	16,000	01/15/2028	1.230%	CPI#	Maturity	2,826,020	—	2,826,020
USD	12,350	01/15/2028	0.735%	CPI#	Maturity	2,620,097	—	2,620,097
USD	11,050	01/15/2029	CPI#	3.390%	Maturity	(246,196)	—	(246,196)
USD	7,130	01/15/2029	CPI#	3.735%	Maturity	44,647	—	44,647
USD	4,160	01/15/2029	CPI#	3.290%	Maturity	(126,586)	—	(126,586)
USD	2,265	01/15/2030	1.572%	CPI#	Maturity	381,375	—	381,375
USD	2,265	01/15/2030	1.587%	CPI#	Maturity	378,317	—	378,317
USD	3,700	01/15/2031	2.782%	CPI#	Maturity	243,492	—	243,492
USD	3,450	01/15/2031	2.680%	CPI#	Maturity	260,881	—	260,881
USD	2,900	01/15/2031	2.989%	CPI#	Maturity	132,471	—	132,471
USD	2,870	01/15/2032	CPI#	3.064%	Maturity	(94,837)	—	(94,837)
USD	2,800	04/15/2032	CPI#	2.909%	Maturity	(128,383)	—	(128,383)

						$(6,164,982)	$(5,603)	$6,170,585

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(1,846,184)	$—	$(1,846,184)
USD	14,800	01/15/2027	1 Day SOFR	3.776%	Annual	(328,424)	—	(328,424)
USD	5,200	01/15/2027	1 Day SOFR	2.54%	Annual	(357,435)	—	(357,435)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	(113,992)	—	(113,992)
USD	14,330	04/30/2030	1 Day SOFR	3.500%	Annual	(389,370)	—	(389,370)
USD	12,400	04/30/2030	1 Day SOFR	3.369%	Annual	(447,706)	—	(447,706)
USD	15,000	07/15/2032	2.446%	1 Day SOFR	Annual	1,600,670	—	1,600,670
USD	8,500	07/15/2032	2.446%	1 Day SOFR	Annual	907,046	—	907,046

						$(975,395)	$—	$(975,395)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA*	Quarterly	$1,040,056	$—	$1,040,056

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $35,710,295 or 6.7% of net assets.

(b)	Non-income producing security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.27% of net assets as of August 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	06/02/2021	$105,000	$52,500	0.01%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	06/02/2021	115,000	57,500	0.01%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024	11/13/2014	1,000,095	200,000	0.04%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023	05/31/2023	20,000	20,000	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$1,250,000	$1,089,178	0.21%

(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2023.
(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	04/08/2010	$1,039,070	$650,000	0.12%

(h)	Fair valued by the Adviser.
(i)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,619,669 and gross unrealized depreciation of investments was $(41,551,246), resulting in net unrealized depreciation of $(29,931,577).

As of August 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB New York Portfolio

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$511,876,664	$200,000	$512,076,664
Short-Term Municipal Notes	—	13,578,244	—	13,578,244
Corporates-Non-Investment Grade	—	—	20,000	20,000

Total Investments in Securities	—	525,454,908	220,000	525,674,908

Investments in Securities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	$—	$7,650,935	$—	$7,650,935
Centrally Cleared Interest Rate Swaps	—	2,507,716	—	2,507,716
Interest Rate Swaps	—	1,040,056	—	1,040,056
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(1,485,953)	—	(1,485,953)
Centrally Cleared Interest Rate Swaps	—	(3,483,111)	—	(3,483,111)

Total	$—	$531,684,551	$220,000	$531,904,551

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2023 is as follows:

Portfolio	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,718	$29,703	$45,421	$0	$121